Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
AGL Energy Ltd.	457	$7,150
Alumina Ltd.	2,783	4,388
Amcor Ltd./Australia	662	7,469
AMP Ltd.	3,842	6,139
APA Group	902	6,107
Aristocrat Leisure Ltd.	329	6,039
ASX Ltd.	232	12,165
Aurizon Holdings Ltd.	1,651	5,531
AusNet Services	3,887	4,856
Australia & New Zealand Banking Group Ltd.	273	5,226
Bank of Queensland Ltd.	555	3,621
Bendigo & Adelaide Bank Ltd.	560	4,060
BHP Group Ltd.	191	5,028
BHP Group PLC	88	2,076
BlueScope Steel Ltd.	567	5,368
Boral Ltd.	1,343	4,585
Brambles Ltd.	688	5,835
Caltex Australia Ltd.	234	4,481
Challenger Ltd.	603	3,489
CIMIC Group Ltd.	124	4,415
Coca-Cola Amatil Ltd.	763	4,726
Cochlear Ltd.	51	6,724
Coles Group Ltd.(a)	283	2,512
Commonwealth Bank of Australia	142	7,448
Computershare Ltd.	494	6,200
Crown Resorts Ltd.	375	3,508
CSL Ltd.	65	9,085
Dexus	652	5,736
Domino’s Pizza Enterprises Ltd.(b)	131	3,965
Flight Centre Travel Group Ltd.	127	3,433
Fortescue Metals Group Ltd.	1,887	9,496
Goodman Group	1,332	12,338
Harvey Norman Holdings Ltd.	1,745	5,122
Incitec Pivot Ltd.	1,521	3,608
Insurance Australia Group Ltd.	1,517	8,414
James Hardie Industries PLC	431	5,849
Lendlease Group	517	4,840
Macquarie Group Ltd.	92	8,722
Medibank Pvt Ltd.	2,100	4,227
Mirvac Group	3,232	6,438
National Australia Bank Ltd.	290	5,174
Newcrest Mining Ltd.	309	5,439
Oil Search Ltd.	531	2,908
Orica Ltd.	265	3,469
Origin Energy Ltd.	750	3,891
QBE Insurance Group Ltd.	628	5,715
Ramsay Health Care Ltd.	138	6,345
REA Group Ltd.	128	7,198
Rio Tinto Ltd.	61	4,095
Santos Ltd.	1,294	6,548
Seek Ltd.	351	4,499
Sonic Healthcare Ltd.	431	7,781
South32 Ltd.	2,180	5,125
Stockland	2,492	6,613
Suncorp Group Ltd.	778	7,267
Tabcorp Holdings Ltd.	1,786	6,021
Telstra Corp. Ltd.	2,733	6,502
TPG Telecom Ltd.	911	4,322

Security	Shares	Value

Australia (continued)
Transurban Group	367	$3,472
Treasury Wine Estates Ltd.	386	4,673
Washington H Soul Pattinson & Co. Ltd.	149	2,411
Wesfarmers Ltd.	283	7,173
Westpac Banking Corp.	253	4,899
Woodside Petroleum Ltd.	199	4,957
Woolworths Group Ltd.	329	7,375
WorleyParsons Ltd.	613	6,178

		370,469

Austria — 0.5%
ANDRITZ AG	120	5,715
Erste Group Bank AG	89	3,561
OMV AG	81	4,334
Raiffeisen Bank International AG	134	3,570
Verbund AG	79	3,915
voestalpine AG	149	4,781

		25,876

Belgium — 1.1%
Ageas	143	7,532
Anheuser-Busch InBev SA/NV	42	3,731
Colruyt SA	136	9,794
Groupe Bruxelles Lambert SA	74	7,068
KBC Group NV	69	5,105
Proximus SADP	196	5,480
Solvay SA	33	3,963
Telenet Group Holding NV	126	6,682
UCB SA	53	4,201
Umicore SA	124	4,794

		58,350

Canada — 9.4%
Alimentation Couche-Tard Inc., Class B	154	9,043
AltaGas Ltd.	445	5,892
ARC Resources Ltd.	791	5,004
Aurora Cannabis Inc.(a)(b)	943	8,531
Barrick Gold Corp.	856	10,837
Bausch Health Companies Inc.(a)	231	5,313
BCE Inc.	71	3,164
BlackBerry Ltd.(a)	562	5,135
Bombardier Inc., Class B(a)	3,626	6,173
Brookfield Asset Management Inc., Class A	224	10,755
CAE Inc.	360	8,339
Cameco Corp.	337	3,703
Canadian Imperial Bank of Commerce	123	10,315
Canadian National Railway Co.	89	8,233
Canadian Natural Resources Ltd.	143	4,276
Canadian Pacific Railway Ltd.	28	6,248
Canadian Tire Corp. Ltd., Class A, NVS	56	6,139
Canopy Growth Corp.(a)(b)	168	8,451
Cenovus Energy Inc.	736	7,266
CGI Inc.(a)	167	11,971
CI Financial Corp.	646	9,254
Constellation Software Inc./Canada	8	7,030
Cronos Group Inc.(a)(b)	287	4,896
Dollarama Inc.	162	4,846
Emera Inc.	127	4,750
Empire Co. Ltd., Class A, NVS	188	4,165
Enbridge Inc.	195	7,174
Encana Corp.	1,039	7,168
Fairfax Financial Holdings Ltd.	9	4,274

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Finning International Inc.	209	$3,737
First Quantum Minerals Ltd.	867	9,120
Fortis Inc./Canada	289	10,639
Franco-Nevada Corp.	105	7,493
Gildan Activewear Inc.	174	6,390
Husky Energy Inc.	272	2,940
IA Financial Corp Inc.(a)	164	6,503
IGM Financial Inc.	343	9,434
Imperial Oil Ltd.	201	5,815
Intact Financial Corp.	121	9,859
Keyera Corp.	267	6,145
Kinross Gold Corp.(a)	3,021	9,567
Lundin Mining Corp.	1,913	10,225
Magna International Inc.	101	5,599
Manulife Financial Corp.	289	5,300
Methanex Corp.	93	5,077
Metro Inc.	110	3,966
National Bank of Canada	196	9,299
Nutrien Ltd.	85	4,591
Onex Corp.	107	6,181
Open Text Corp.	186	7,121
Pembina Pipeline Corp.	232	8,261
Power Financial Corp.	453	10,752
PrairieSky Royalty Ltd.	389	5,584
Restaurant Brands International Inc.	86	5,590
RioCan REIT	272	5,209
Rogers Communications Inc., Class B, NVS	187	9,376
Royal Bank of Canada	134	10,636
Seven Generations Energy Ltd., Class A(a)	785	6,127
Shopify Inc., Class A(a)	39	9,444
SmartCentres Real Estate Investment Trust	93	2,342
SNC-Lavalin Group Inc.	218	5,413
Stars Group Inc. (The)(a)	328	6,164
Sun Life Financial Inc.	178	7,365
Suncor Energy Inc.	175	5,747
Teck Resources Ltd., Class B	322	7,583
TELUS Corp.	279	10,231
Thomson Reuters Corp.	91	5,601
Toronto-Dominion Bank (The)	193	10,964
Tourmaline Oil Corp.	335	4,988
TransCanada Corp.	145	6,892
Turquoise Hill Resources Ltd.(a)	3,257	4,842
Vermilion Energy Inc.	178	4,527
West Fraser Timber Co. Ltd.	82	4,204

		501,188

Denmark — 1.7%
AP Moller — Maersk A/S, Class B, NVS	5	6,509
Carlsberg A/S, Class B	65	8,389
Chr Hansen Holding A/S	67	6,829
Coloplast A/S, Class B	76	8,194
Danske Bank A/S	308	5,458
Demant A/S(a)	219	6,904
DSV A/S	90	8,309
Genmab A/S(a)	26	4,313
H Lundbeck A/S	107	4,497
ISS A/S	90	2,796
Novo Nordisk A/S, Class B	76	3,713
Novozymes A/S, Class B	101	4,703
Orsted A/S(c)	80	6,120
Pandora A/S	115	4,820

Security	Shares	Value

Denmark (continued)
Tryg A/S	360	$10,992

		92,546

Finland — 1.1%
Elisa OYJ	204	8,649
Fortum OYJ	196	4,138
Kone OYJ, Class B	112	6,133
Metso OYJ	136	5,062
Neste OYJ	156	5,147
Nokia OYJ	832	4,363
Nokian Renkaat OYJ	119	3,977
Nordea Bank Abp	540	4,246
Orion OYJ, Class B	136	4,516
Sampo OYJ, Class A	48	2,193
Stora Enso OYJ, Class R	331	4,104
UPM-Kymmene OYJ	131	3,686
Wartsila OYJ Abp	255	4,064

		60,278

France — 8.2%
Accor SA	103	4,336
Aeroports de Paris	40	8,141
Air Liquide SA	55	7,307
Airbus SE	44	6,010
Alstom SA	145	6,370
Amundi SA(c)	63	4,522
Arkema SA	32	3,280
Atos SE	57	5,863
AXA SA	156	4,151
BioMerieux	66	5,233
Bollore SA	1,061	5,037
Bouygues SA	132	4,962
Capgemini SE	54	6,542
Carrefour SA	269	5,237
Casino Guichard Perrachon SA	114	4,663
Cie. de Saint-Gobain	90	3,675
Cie. Generale des Etablissements Michelin SCA	45	5,807
CNP Assurances	225	5,305
Covivio	79	8,544
Credit Agricole SA	228	3,125
Danone SA	121	9,774
Dassault Aviation SA	3	4,536
Dassault Systemes SE	70	11,065
Edenred	132	6,215
Eiffage SA	57	5,947
Electricite de France SA	246	3,540
Engie SA	286	4,232
EssilorLuxottica SA	58	7,053
Eurazeo SE	94	7,369
Eurofins Scientific SE	8	3,658
Eutelsat Communications SA	217	3,913
Faurecia SA	156	7,916
Gecina SA	24	3,580
Getlink SE	380	6,111
Hermes International	15	10,544
ICADE	90	7,686
Iliad SA	42	4,269
Imerys SA	85	4,523
Ingenico Group SA	66	5,559
Ipsen SA	30	3,500
JCDecaux SA	150	4,909

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Kering SA	11	$6,497
Klepierre SA	142	5,040
Legrand SA	101	7,416
L’Oreal SA	42	11,537
LVMH Moet Hennessy Louis Vuitton SE	20	7,824
Natixis SA	469	2,758
Orange SA	212	3,318
Pernod Ricard SA	43	7,486
Peugeot SA	196	5,131
Publicis Groupe SA	92	5,452
Renault SA	70	4,771
Rexel SA	348	4,672
Safran SA	55	8,007
Sanofi	40	3,474
Schneider Electric SE	64	5,412
SCOR SE	134	5,460
SEB SA	39	7,133
SES SA	209	3,553
Societe BIC SA	46	3,962
Societe Generale SA	95	3,005
Sodexo SA	54	6,188
STMicroelectronics NV	408	7,487
Suez	373	5,236
Teleperformance	39	7,487
Thales SA	67	7,993
TOTAL SA	73	4,053
Ubisoft Entertainment SA(a)	55	5,242
Unibail-Rodamco-Westfield	32	5,496
Unibail-Rodamco-Westfield, New	24	4,122
Valeo SA	278	10,085
Veolia Environnement SA	267	6,302
Vinci SA	97	9,786
Vivendi SA	194	5,625
Wendel SA	52	7,191

		438,210

Germany — 5.6%
1&1 Drillisch AG(b)	93	3,464
adidas AG	20	5,135
Allianz SE, Registered	34	8,185
Axel Springer SE	122	6,905
BASF SE	50	4,062
Bayer AG, Registered	46	3,059
Bayerische Motoren Werke AG	55	4,678
Beiersdorf AG	91	9,937
Brenntag AG	114	6,140
Commerzbank AG(a)	558	5,010
Continental AG	30	4,954
Covestro AG(c)	108	5,901
Daimler AG, Registered	57	3,727
Delivery Hero SE(a)(c)	117	5,388
Deutsche Bank AG, Registered	655	5,409
Deutsche Boerse AG	52	6,929
Deutsche Lufthansa AG, Registered	179	4,317
Deutsche Post AG, Registered	153	5,298
Deutsche Telekom AG, Registered	136	2,273
Deutsche Wohnen SE	193	8,667
E.ON SE	369	3,957
Evonik Industries AG	158	4,703
Fraport AG Frankfurt Airport Services Worldwide	88	7,282
Fresenius Medical Care AG & Co. KGaA	77	6,469

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	80	$4,535
GEA Group AG	166	4,636
Hannover Rueck SE	58	8,736
HeidelbergCement AG	53	4,277
HOCHTIEF AG	37	5,515
HUGO BOSS AG	48	3,344
Infineon Technologies AG	327	7,705
Innogy SE(a)	55	2,385
KION Group AG	87	5,952
LANXESS AG	54	3,117
METRO AG	313	5,297
MTU Aero Engines AG	33	7,755
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36	8,997
OSRAM Licht AG(b)	163	5,570
ProSiebenSat.1 Media SE	295	4,640
Puma SE	7	4,327
QIAGEN NV(a)	145	5,595
RTL Group SA	88	4,941
RWE AG	148	3,777
SAP SE	86	11,043
Siemens AG, Registered	39	4,665
Siemens Healthineers AG(c)	105	4,474
Symrise AG	112	10,757
Telefonica Deutschland Holding AG	1,271	4,125
thyssenkrupp AG(b)	278	3,905
TUI AG	329	3,662
United Internet AG, Registered(d)	124	4,965
Vonovia SE	149	7,426
Wirecard AG	33	4,945
Zalando SE(a)(b)(c)	159	7,473

		300,390

Hong Kong — 5.1%
AIA Group Ltd.	1,000	10,191
ASM Pacific Technology Ltd.	500	5,790
Bank of East Asia Ltd. (The)	1,600	5,048
BeiGene Ltd., ADR(a)(b)	41	5,093
BOC Hong Kong Holdings Ltd.	1,500	6,711
CK Asset Holdings Ltd.	1,000	8,030
CK Hutchison Holdings Ltd.	500	5,252
CK Infrastructure Holdings Ltd.	500	4,060
CLP Holdings Ltd.	500	5,669
Dairy Farm International Holdings Ltd.	500	3,915
Hang Lung Group Ltd.	2,000	5,953
Hang Lung Properties Ltd.	2,000	4,701
Hang Seng Bank Ltd.	300	7,877
Henderson Land Development Co. Ltd.	1,331	8,194
HK Electric Investments & HK Electric Investments Ltd.	10,000	9,789
HKT Trust & HKT Ltd.	7,000	10,850
Hong Kong & China Gas Co. Ltd.	5,196	12,398
Hong Kong Exchanges & Clearing Ltd.	100	3,467
Hongkong Land Holdings Ltd.	500	3,485
Hysan Development Co. Ltd.	2,000	11,191
Jardine Matheson Holdings Ltd.	100	6,580
Kerry Properties Ltd.	1,500	6,405
Link REIT	1,000	11,663
Melco Resorts & Entertainment Ltd., ADR	369	9,262
MGM China Holdings Ltd.	3,600	7,415
Minth Group Ltd.	2,000	6,309
New World Development Co. Ltd.	5,000	8,272

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
NWS Holdings Ltd.	3,000	$6,233
Sands China Ltd.	800	4,395
Shangri-La Asia Ltd.	2,000	2,835
SJM Holdings Ltd.	6,000	7,242
Swire Pacific Ltd., Class A	500	6,329
Swire Properties Ltd.	2,200	8,931
Techtronic Industries Co. Ltd.	1,000	7,227
WH Group Ltd.(c)	5,000	5,927
Wharf Holdings Ltd. (The)	1,000	2,874
Wharf Real Estate Investment Co. Ltd.	1,000	7,661
Wheelock & Co. Ltd.	1,000	7,119
Wynn Macau Ltd.	2,400	6,883
Yue Yuen Industrial Holdings Ltd.	1,500	4,847

		272,073

Ireland — 0.7%
AIB Group PLC	1,243	5,764
Bank of Ireland Group PLC	754	4,808
CRH PLC	152	5,099
Kerry Group PLC, Class A	97	10,849
Paddy Power Betfair PLC	47	3,934
Ryanair Holdings PLC, ADR(a)	39	3,028
Smurfit Kappa Group PLC	148	4,334

		37,816

Israel — 1.2%
Azrieli Group Ltd.	66	3,754
Bank Hapoalim BM	1,151	8,454
Bank Leumi Le-Israel BM	1,347	9,206
Bezeq The Israeli Telecommunication Corp. Ltd.	2,969	2,028
Check Point Software Technologies Ltd.(a)	56	6,763
Elbit Systems Ltd.	45	6,258
Israel Chemicals Ltd.	496	2,624
Mizrahi Tefahot Bank Ltd.	384	8,295
Nice Ltd.(a)	69	9,512
Teva Pharmaceutical Industries Ltd., ADR(a)	165	2,511
Wix.com Ltd.(a)	52	6,976

		66,381

Italy — 2.1%
Assicurazioni Generali SpA	267	5,177
Atlantia SpA	235	6,405
CNH Industrial NV	506	5,482
Davide Campari-Milano SpA	950	9,566
Enel SpA	1,649	10,421
Eni SpA	286	4,878
Fiat Chrysler Automobiles NV	365	5,618
Intesa Sanpaolo SpA	3,148	8,245
Leonardo SpA	137	1,581
Mediobanca Banca di Credito Finanziario SpA	521	5,518
Poste Italiane SpA(c)	363	3,869
Prysmian SpA	391	7,532
Recordati SpA	157	6,332
Snam SpA	1,150	5,847
Telecom Italia SpA/Milano(a)	6,475	3,618
Tenaris SA	258	3,579
Terna Rete Elettrica Nazionale SpA	1,813	10,846
UniCredit SpA	640	8,844

		113,358

Japan — 30.4%
ABC-Mart Inc.	100	6,213
Aeon Co. Ltd.	400	7,379

Security	Shares	Value

Japan (continued)
AEON Financial Service Co. Ltd.	200	$4,128
AGC Inc./Japan	100	3,398
Air Water Inc.	200	3,038
Aisin Seiki Co. Ltd.	200	7,731
Ajinomoto Co. Inc.	300	4,828
Alfresa Holdings Corp.	100	2,779
Alps Alpine Co. Ltd.	300	6,322
Amada Holdings Co. Ltd.	600	6,659
ANA Holdings Inc.	200	6,982
Aozora Bank Ltd.	100	2,432
Asahi Group Holdings Ltd.	100	4,336
Asahi Intecc Co. Ltd.	100	5,037
Asahi Kasei Corp.	500	5,131
Asics Corp.	400	4,902
Astellas Pharma Inc.	500	6,774
Bandai Namco Holdings Inc.	100	4,759
Bank of Kyoto Ltd. (The)	100	4,310
Benesse Holdings Inc.	200	5,504
Bridgestone Corp.	100	3,956
Brother Industries Ltd.	400	7,840
Calbee Inc.	100	2,747
Canon Inc.	300	8,321
Casio Computer Co. Ltd.	400	5,032
Chiba Bank Ltd. (The)	900	4,695
Chubu Electric Power Co. Inc.	400	5,804
Chugai Pharmaceutical Co. Ltd.	100	6,321
Chugoku Electric Power Co. Inc. (The)	500	5,957
Coca-Cola Bottlers Japan Holdings Inc.	200	4,915
Concordia Financial Group Ltd.	900	3,491
Credit Saison Co. Ltd.	500	6,357
CyberAgent Inc.	100	3,978
Dai Nippon Printing Co. Ltd.	400	9,456
Daifuku Co. Ltd.	100	6,088
Dai-ichi Life Holdings Inc.	300	4,296
Daiichi Sankyo Co. Ltd.	200	9,842
Daiwa House Industry Co. Ltd.	200	5,587
Daiwa House REIT Investment Corp.	4	9,176
Daiwa Securities Group Inc.	800	3,700
DeNA Co. Ltd.	300	4,673
Denso Corp.	100	4,357
Dentsu Inc.	100	4,072
East Japan Railway Co.	100	9,396
Eisai Co. Ltd.	100	5,795
Electric Power Development Co. Ltd.	200	4,633
Fuji Electric Co. Ltd.	200	7,048
FUJIFILM Holdings Corp.	200	9,309
Fujitsu Ltd.	100	7,304
Fukuoka Financial Group Inc.	300	6,939
Hakuhodo DY Holdings Inc.	400	6,727
Hamamatsu Photonics KK	200	8,090
Hino Motors Ltd.	600	5,646
Hisamitsu Pharmaceutical Co. Inc.	100	4,229
Hitachi Chemical Co. Ltd.	500	13,244
Hitachi Construction Machinery Co. Ltd.	200	5,297
Hitachi High-Technologies Corp.	100	4,444
Hitachi Ltd.	200	6,624
Hitachi Metals Ltd.	500	5,751
Honda Motor Co. Ltd.	200	5,569
Hoshizaki Corp.	100	6,465
Hoya Corp.	100	7,017

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Co. Ltd.	400	$3,441
Idemitsu Kosan Co. Ltd.	364	11,782
IHI Corp.	100	2,368
Iida Group Holdings Co. Ltd.	300	5,061
Inpex Corp.	500	4,853
Isetan Mitsukoshi Holdings Ltd.	400	3,803
Isuzu Motors Ltd.	300	4,298
ITOCHU Corp.	300	5,387
J Front Retailing Co. Ltd.	400	4,866
Japan Airlines Co. Ltd.	200	6,696
Japan Airport Terminal Co. Ltd.	100	4,207
Japan Post Bank Co. Ltd.	300	3,294
Japan Post Holdings Co. Ltd.	300	3,348
Japan Prime Realty Investment Corp.	2	7,991
Japan Real Estate Investment Corp.	1	5,540
Japan Retail Fund Investment Corp.	4	7,650
Japan Tobacco Inc.	200	4,626
JFE Holdings Inc.	300	5,131
JGC Corp.	400	5,703
JSR Corp.	300	4,547
JTEKT Corp.	700	8,981
JXTG Holdings Inc.	1,050	5,098
Kajima Corp.	500	7,385
Kakaku.com Inc.	300	6,141
Kamigumi Co. Ltd.	300	7,143
Kaneka Corp.	100	3,843
Kansai Electric Power Co. Inc. (The)	300	3,624
Kansai Paint Co. Ltd.	300	5,697
Kao Corp.	100	7,683
Kawasaki Heavy Industries Ltd.	300	6,966
KDDI Corp.	200	4,562
Keihan Holdings Co. Ltd.	200	8,485
Keikyu Corp.	500	8,512
Keio Corp.	100	6,016
Keisei Electric Railway Co. Ltd.	200	6,985
Kikkoman Corp.	100	4,633
Kintetsu Group Holdings Co. Ltd.	200	8,862
Kirin Holdings Co. Ltd.	300	6,787
Kobe Steel Ltd.	700	5,336
Koito Manufacturing Co. Ltd.	100	5,944
Komatsu Ltd.	200	5,121
Konami Holdings Corp.	100	4,543
Konica Minolta Inc.	600	6,001
Kuraray Co. Ltd.	400	5,341
Kurita Water Industries Ltd.	300	7,774
Kyocera Corp.	100	6,456
Lawson Inc.	100	4,660
LINE Corp.(a)	200	6,707
Lion Corp.	200	4,109
LIXIL Group Corp.	500	6,496
M3 Inc.	300	5,304
Makita Corp.	100	3,636
Marubeni Corp.	800	5,711
Marui Group Co. Ltd.	300	6,079
Maruichi Steel Tube Ltd.	200	5,513
Mazda Motor Corp.	900	10,630
McDonald’s Holdings Co. Japan Ltd.	200	9,248
Mebuki Financial Group Inc.	2,570	6,530
Medipal Holdings Corp.	200	4,480
MINEBEA MITSUMI Inc.	500	8,844

Security	Shares	Value

Japan (continued)
MISUMI Group Inc.	300	$7,752
Mitsubishi Chemical Holdings Corp.	600	4,251
Mitsubishi Corp.	200	5,488
Mitsubishi Electric Corp.	400	5,682
Mitsubishi Estate Co. Ltd.	300	5,052
Mitsubishi Gas Chemical Co. Inc.	400	5,962
Mitsubishi Materials Corp.	200	5,179
Mitsubishi Tanabe Pharma Corp.	300	3,766
Mitsubishi UFJ Financial Group Inc.	600	2,962
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,051
Mitsui & Co. Ltd.	400	6,443
Mitsui Chemicals Inc.	200	4,881
Mitsui Fudosan Co. Ltd.	100	2,305
Mitsui OSK Lines Ltd.	300	7,596
Mizuho Financial Group Inc.	2,400	3,739
MonotaRO Co. Ltd.	200	4,601
MS&AD Insurance Group Holdings Inc.	200	6,174
Nabtesco Corp.	300	9,131
Nagoya Railroad Co. Ltd.	400	10,810
Nexon Co. Ltd.(a)	600	8,598
NGK Insulators Ltd.	400	5,904
NGK Spark Plug Co. Ltd.	300	5,810
NH Foods Ltd.	100	4,013
Nikon Corp.	400	5,567
Nippon Building Fund Inc.	1	6,438
Nippon Electric Glass Co. Ltd.	300	8,216
Nippon Express Co. Ltd.	100	5,477
Nippon Paint Holdings Co. Ltd.	200	7,569
Nippon Prologis REIT Inc.	3	6,438
Nippon Steel Corp.	400	7,113
Nippon Yusen KK	400	6,809
Nissan Chemical Corp.	100	4,427
Nissan Motor Co. Ltd.	400	3,208
Nisshin Seifun Group Inc.	400	9,280
Nissin Foods Holdings Co. Ltd.	100	6,581
Nitto Denko Corp.	100	5,378
Nomura Holdings Inc.	1,300	4,877
Nomura Real Estate Holdings Inc.	200	4,229
Nomura Real Estate Master Fund Inc.	5	7,322
Nomura Research Institute Ltd.	120	5,851
NSK Ltd.	800	8,260
NTT Data Corp.	600	6,971
NTT DOCOMO Inc.	200	4,329
Obayashi Corp.	600	5,867
Odakyu Electric Railway Co. Ltd.	400	9,388
Oji Holdings Corp.	1,000	5,980
Olympus Corp.	500	5,585
Omron Corp.	200	10,685
Ono Pharmaceutical Co. Ltd.	200	3,734
Oracle Corp. Japan	100	6,833
Oriental Land Co. Ltd./Japan	100	11,017
ORIX Corp.	200	2,822
Osaka Gas Co. Ltd.	400	7,380
Otsuka Corp.	100	3,924
Otsuka Holdings Co. Ltd.	100	3,564
Pan Pacific International Holdings Corp.	100	6,438
Panasonic Corp.	700	6,417
Park24 Co. Ltd.	200	4,189
Persol Holdings Co. Ltd.	300	5,613
Pigeon Corp.	100	4,233

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Pola Orbis Holdings Inc.	200	$6,285
Rakuten Inc.	600	6,653
Recruit Holdings Co. Ltd.	200	5,978
Renesas Electronics Corp.(a)	1,600	8,519
Resona Holdings Inc.	1,000	4,217
Ricoh Co. Ltd.	500	5,042
Rinnai Corp.	100	6,716
Rohm Co. Ltd.	100	7,318
Sankyo Co. Ltd.	200	7,874
Santen Pharmaceutical Co. Ltd.	300	4,563
SBI Holdings Inc./Japan	300	6,392
Secom Co. Ltd.	100	8,384
Sega Sammy Holdings Inc.	300	3,782
Seibu Holdings Inc.	300	4,867
Seiko Epson Corp.	400	6,389
Sekisui Chemical Co. Ltd.	400	6,396
Sekisui House Ltd.	300	4,827
Seven & i Holdings Co. Ltd.	200	6,930
Seven Bank Ltd.	1,400	3,796
Sharp Corp./Japan	500	5,549
Shimadzu Corp.	200	5,341
Shimamura Co. Ltd.	100	7,443
Shimizu Corp.	700	5,965
Shin-Etsu Chemical Co. Ltd.	100	9,365
Shinsei Bank Ltd.(a)	400	5,538
Shionogi & Co. Ltd.	100	5,815
Shizuoka Bank Ltd. (The)	500	3,816
Showa Denko KK	100	3,380
Softbank Corp.	400	4,712
Sompo Holdings Inc.	100	3,736
Sony Financial Holdings Inc.	200	4,071
Stanley Electric Co. Ltd.	200	5,405
Subaru Corp.	200	4,885
SUMCO Corp.	500	6,554
Sumitomo Chemical Co. Ltd.	1,200	5,947
Sumitomo Corp.	300	4,282
Sumitomo Dainippon Pharma Co. Ltd.	200	4,400
Sumitomo Electric Industries Ltd.	300	3,972
Sumitomo Heavy Industries Ltd.	200	7,048
Sumitomo Metal Mining Co. Ltd.	300	9,371
Sumitomo Mitsui Financial Group Inc.	100	3,610
Sumitomo Rubber Industries Ltd.	500	6,137
Sundrug Co. Ltd.	200	5,344
Suntory Beverage & Food Ltd.	200	8,799
Suzuken Co. Ltd./Aichi Japan	100	5,746
Suzuki Motor Corp.	100	4,548
Sysmex Corp.	100	5,703
T&D Holdings Inc.	400	4,297
Taiheiyo Cement Corp.	200	6,411
Taisei Corp.	100	4,377
Taiyo Nippon Sanso Corp.	300	4,980
Takashimaya Co. Ltd.	300	3,364
Takeda Pharmaceutical Co. Ltd.	251	9,267
TDK Corp.	100	8,700
Teijin Ltd.	300	5,137
Terumo Corp.	200	6,010
THK Co. Ltd.	400	10,437
Tobu Railway Co. Ltd.	300	8,458
Toho Co. Ltd./Tokyo	200	8,359
Toho Gas Co. Ltd.	200	8,225

Security	Shares	Value

Japan (continued)
Tohoku Electric Power Co. Inc.	400	$4,568
Tokio Marine Holdings Inc.	100	5,030
Tokyo Century Corp.	100	4,597
Tokyo Electric Power Co. Holdings Inc.(a)	500	2,819
Tokyo Gas Co. Ltd.	200	5,077
Tokyu Corp.	500	8,135
Tokyu Fudosan Holdings Corp.	1,000	5,621
Toppan Printing Co. Ltd.	500	8,085
Toray Industries Inc.	800	5,445
Toshiba Corp.	100	3,322
Tosoh Corp.	400	6,411
TOTO Ltd.	200	8,422
Toyo Seikan Group Holdings Ltd.	400	7,969
Toyo Suisan Kaisha Ltd.	200	7,605
Toyoda Gosei Co. Ltd.	300	6,222
Toyota Industries Corp.	100	5,657
Toyota Motor Corp.	100	6,200
Toyota Tsusho Corp.	200	6,608
Trend Micro Inc./Japan	100	4,992
Unicharm Corp.	200	6,553
United Urban Investment Corp.	5	7,982
USS Co. Ltd.	300	5,727
West Japan Railway Co.	100	7,418
Yahoo Japan Corp.	1,900	5,050
Yamada Denki Co. Ltd.	900	4,259
Yamaha Corp.	100	5,163
Yamaha Motor Co. Ltd.	400	8,217
Yamato Holdings Co. Ltd.	200	4,332
Yamazaki Baking Co. Ltd.	200	2,967
Yaskawa Electric Corp.	200	7,354
Yokogawa Electric Corp.	300	6,244
Yokohama Rubber Co. Ltd. (The)	200	3,758
ZOZO Inc.	300	5,293

		1,629,981

Netherlands — 2.0%
ABN AMRO Group NV, CVA(c)	127	2,985
Aegon NV	533	2,781
AerCap Holdings NV(a)	83	4,120
ArcelorMittal	222	4,809
ASML Holding NV	39	8,109
EXOR NV	54	3,592
Heineken Holding NV	87	8,829
Heineken NV	61	6,579
ING Groep NV	353	4,493
Koninklijke Ahold Delhaize NV	308	7,407
Koninklijke DSM NV	80	9,132
Koninklijke KPN NV	1,570	4,814
Koninklijke Philips NV	162	6,893
Koninklijke Vopak NV	79	3,519
NN Group NV	103	4,481
NXP Semiconductors NV	48	5,070
Randstad NV	68	3,881
Unilever NV, CVA	113	6,833
Wolters Kluwer NV	139	9,686

		108,013

New Zealand — 0.8%
a2 Milk Co. Ltd.(a)	647	7,236
Fisher & Paykel Healthcare Corp. Ltd.	906	9,553
Fletcher Building Ltd.	1,209	4,160

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	2,358	$6,384
Ryman Healthcare Ltd.	1,364	11,052
Spark New Zealand Ltd.	2,609	6,386

		44,771

Norway — 0.9%
Aker BP ASA	187	6,152
DNB ASA	319	6,111
Equinor ASA	219	4,874
Gjensidige Forsikring ASA	551	10,676
Mowi ASA	298	6,441
Norsk Hydro ASA	906	3,872
Orkla ASA	429	3,356
Telenor ASA	180	3,605
Yara International ASA	126	5,669

		50,756

Portugal — 0.3%
EDP — Energias de Portugal SA	1,235	4,677
Galp Energia SGPS SA	304	5,100
Jeronimo Martins SGPS SA	327	5,321

		15,098

Singapore — 2.6%
CapitaLand Commercial Trust	6,827	9,730
CapitaLand Ltd.	3,300	8,558
CapitaLand Mall Trust	3,000	5,334
City Developments Ltd.	900	5,911
ComfortDelGro Corp. Ltd.	3,800	7,510
DBS Group Holdings Ltd.	300	6,226
Genting Singapore Ltd.	5,700	4,125
Golden Agri-Resources Ltd.	24,100	5,134
Jardine Cycle & Carriage Ltd.	211	5,506
Keppel Corp. Ltd.	1,000	4,974
Oversea-Chinese Banking Corp. Ltd.	900	8,000
SATS Ltd.	1,300	4,995
Sembcorp Industries Ltd.	2,100	4,104
Singapore Airlines Ltd.	1,100	7,822
Singapore Exchange Ltd.	1,000	5,422
Singapore Press Holdings Ltd.(b)	2,700	4,979
Singapore Technologies Engineering Ltd.	1,500	4,364
Suntec REIT	2,900	3,941
United Overseas Bank Ltd.	400	8,178
UOL Group Ltd.	1,600	8,910
Venture Corp. Ltd.	500	6,233
Wilmar International Ltd.	1,100	2,941
Yangzijiang Shipbuilding Holdings Ltd.	5,700	6,574

		139,471

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	109	5,000
Aena SME SA(c)	33	6,115
Amadeus IT Group SA	122	9,697
Banco Bilbao Vizcaya Argentaria SA	725	4,402
Banco de Sabadell SA	5,398	6,267
Banco Santander SA	707	3,575
Bankia SA	1,192	3,293
Bankinter SA	757	6,039
Enagas SA	163	4,640
Ferrovial SA	282	6,940
Grifols SA	191	5,296
Iberdrola SA	1,239	11,244
Industria de Diseno Textil SA	295	8,916

Security	Shares	Value

Spain (continued)
Mapfre SA	1,104	$3,310
Naturgy Energy Group SA	288	8,172
Red Electrica Corp. SA	178	3,687
Repsol SA	208	3,527
Siemens Gamesa Renewable Energy SA	361	6,469
Telefonica SA	698	5,814

		112,403

Sweden — 3.0%
Alfa Laval AB	286	6,630
Assa Abloy AB, Class B	287	6,116
Atlas Copco AB, Class A	168	5,217
Atlas Copco AB, Class B	101	2,872
Boliden AB	251	7,445
Electrolux AB, Series B	194	4,761
Epiroc AB, Class A(a)	406	4,194
Hennes & Mauritz AB, Class B	309	5,382
Hexagon AB, Class B	121	6,593
Husqvarna AB, Class B	772	7,037
ICA Gruppen AB	119	4,300
Industrivarden AB, Class C	378	8,493
Investor AB, Class B	170	8,095
Kinnevik AB, Class B	151	4,392
L E Lundbergforetagen AB, Class B	240	8,194
Lundin Petroleum AB	175	5,721
Millicom International Cellular SA, SDR(a)	77	4,499
Sandvik AB	261	4,822
Securitas AB, Class B	333	5,815
Skandinaviska Enskilda Banken AB, Class A	552	5,262
Skanska AB, Class B	252	4,382
SKF AB, Class B	218	4,030
Svenska Handelsbanken AB, Class A	464	5,059
Swedish Match AB	167	8,126
Tele2 AB, Class B	696	9,276
Telefonaktiebolaget LM Ericsson, Class B	461	4,558
Telia Co. AB	615	2,616
Volvo AB, Class B	277	4,429

		158,316

Switzerland — 3.9%
ABB Ltd., Registered	356	7,326
Adecco Group AG, Registered	111	6,375
Alcon Inc.(a)	5	288
Barry Callebaut AG, Registered	3	5,494
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	6,649
Cie. Financiere Richemont SA, Registered	80	5,849
Clariant AG, Registered	335	6,884
Coca-Cola HBC AG(a)	166	5,932
Dufry AG, Registered	40	3,907
EMS-Chemie Holding AG, Registered	10	6,055
Geberit AG, Registered	13	5,451
Givaudan SA, Registered	3	7,769
Julius Baer Group Ltd.	139	6,700
LafargeHolcim Ltd., Registered	102	5,243
Lonza Group AG, Registered	25	7,721
Nestle SA, Registered	91	8,756
Novartis AG, Registered	25	2,041
Pargesa Holding SA, Bearer	113	8,894
Partners Group Holding AG	12	9,039
Roche Holding AG, NVS	4	1,054

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
SGS SA, Registered	4	$10,555
Sika AG, Registered	60	9,186
Sonova Holding AG, Registered	47	9,478
Straumann Holding AG, Registered	8	6,458
Swatch Group AG (The), Bearer	13	3,970
Swatch Group AG (The), Registered	31	1,819
Swiss Life Holding AG, Registered	21	9,874
Swiss Prime Site AG, Registered	104	8,349
Swiss Re AG	37	3,561
Swisscom AG, Registered	9	4,193
Temenos AG, Registered	42	6,982
UBS Group AG, Registered	375	5,029
Vifor Pharma AG	40	5,229
Zurich Insurance Group AG	16	5,101

		207,211

United Kingdom — 9.4%
3i Group PLC	464	6,475
Anglo American PLC	300	7,749
Antofagasta PLC	493	5,836
Ashtead Group PLC	140	3,873
Associated British Foods PLC	155	5,171
AstraZeneca PLC	77	5,748
Auto Trader Group PLC(c)	355	2,617
Aviva PLC	838	4,692
Babcock International Group PLC	575	3,935
BAE Systems PLC	853	5,493
Barclays PLC	1,360	2,913
Barratt Developments PLC	538	4,221
Berkeley Group Holdings PLC	97	4,750
BP PLC	721	5,254
British American Tobacco PLC	147	5,730
British Land Co. PLC (The)	808	6,257
BT Group PLC	1,727	5,157
Bunzl PLC	258	7,766
Burberry Group PLC	155	4,076
Carnival PLC	98	5,155
Centrica PLC	3,005	4,162
Coca-Cola European Partners PLC(a)	163	8,735
Compass Group PLC	460	10,452
ConvaTec Group PLC(c)	2,541	4,590
Croda International PLC	135	9,118
DCC PLC	86	7,678
Diageo PLC	251	10,581
Direct Line Insurance Group PLC	963	4,135
Experian PLC	374	10,848
Ferguson PLC	88	6,241
Fresnillo PLC	432	4,217
G4S PLC	1,842	5,192
GlaxoSmithKline PLC	198	4,061
Glencore PLC	1,942	7,705
GVC Holdings PLC	514	4,374
Hammerson PLC	647	2,715
Hargreaves Lansdown PLC	229	6,738
HSBC Holdings PLC	728	6,331
Imperial Brands PLC	135	4,287
Informa PLC	728	7,393
InterContinental Hotels Group PLC	96	6,217
Intertek Group PLC	114	7,951
Investec PLC	637	4,028
ITV PLC	2,075	3,697

Security	Shares	Value

United Kingdom (continued)
J Sainsbury PLC	1,120	$3,249
John Wood Group PLC	681	4,177
Johnson Matthey PLC	94	4,089
Kingfisher PLC	1,782	6,135
Land Securities Group PLC	622	7,484
Legal & General Group PLC	1,678	6,086
Lloyds Banking Group PLC	6,112	4,986
London Stock Exchange Group PLC	93	6,079
Marks & Spencer Group PLC	1,287	4,797
Meggitt PLC	588	4,173
Melrose Industries PLC	2,225	5,865
Merlin Entertainments PLC(c)	1,370	6,540
Micro Focus International PLC	231	5,826
Mondi PLC	196	4,294
Next PLC	46	3,458
Pearson PLC	303	3,279
Persimmon PLC	124	3,615
Prudential PLC	238	5,383
Reckitt Benckiser Group PLC	55	4,443
RELX PLC	426	9,769
Rio Tinto PLC	75	4,366
Rolls-Royce Holdings PLC	241	2,874
Royal Bank of Scotland Group PLC	1,307	4,082
Royal Dutch Shell PLC, Class A	127	4,056
Royal Dutch Shell PLC, Class B	142	4,562
Royal Mail PLC	1,433	4,723
RSA Insurance Group PLC	683	4,826
Sage Group PLC (The)	740	6,998
Schroders PLC	152	6,276
Segro PLC	1,060	9,375
Severn Trent PLC	187	4,963
Smith & Nephew PLC	363	7,006
Smiths Group PLC	320	6,351
SSE PLC	442	6,595
St. James’s Place PLC	358	5,234
Standard Chartered PLC	639	5,831
Standard Life Aberdeen PLC	1,839	6,686
Taylor Wimpey PLC	1,976	4,673
Tesco PLC	1,083	3,527
Unilever PLC	151	9,168
United Utilities Group PLC	500	5,402
Vodafone Group PLC	3,058	5,661
Weir Group PLC (The)	386	8,351
Whitbread PLC	101	5,872
Wm Morrison Supermarkets PLC	1,318	3,710
WPP PLC	433	5,399

		504,608

Total Common Stocks — 99.0% (Cost: $5,245,608)		5,307,563

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	148	6,432
Porsche Automobil Holding SE, Preference Shares, NVS	63	4,366
Volkswagen AG, Preference Shares, NVS	22	3,823

		14,621

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,524	1,836

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(e)	17,111	$23

Total Preferred Stocks — 0.3% (Cost: $18,286)		16,480

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	54,404	54,425
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	2,516	2,516

		56,941

Total Short-Term Investments — 1.1% (Cost: $56,927)		56,941

Total Investments in Securities — 100.4% (Cost: $5,320,821)		5,380,984

Other Assets, Less Liabilities — (0.4)%		(19,151)

Net Assets — 100.0%		$5,361,833

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,151	33,253	54,404	$54,425	$899	(a)	$3	$9
BlackRock Cash Funds: Treasury, SL Agency Shares	305	2,211	2,516	2,516	84		—	—

				$56,941	$983		$3	$9

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,307,563	$—	$—	$5,307,563
Preferred Stocks	16,457	—	23	16,480
Money Market Funds	56,941	—	—	56,941

	$5,380,961	$—	$23	$5,380,984

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Size Factor ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

10